Equity (Details 2) - CHF (SFr) shares in Millions, SFr in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period	2,311.2	2,317.5	2,374.1
Treasury shares acquired to be cancelled	(60.3)	(23.3)	(66.2)
Other share purchases	(1.7)	(1.2)	(3.8)
Exercise of options and employee transactions shares	5.5	7.8	4.6
Equity based compensation shares	9.4	7.4	8.8
Shares delivered to divested business employees	0.9
Other share sales	0.0	3.0
Total movements	(46.2)	(6.3)	(56.6)
Number of shares outstanding at end of period	2,265.0	2,311.2	2,317.5
Treasury shares with restricted use	117.6	121.6	131.3
Shares repurchased on the SIX Swiss Exchange second trading line under the share buyback authority approved	SFr 10	SFr 10	SFr 10
Total Novartis shares
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period	2,550.6	2,616.8	2,627.1
Shares cancelled for capital reduction	(23.3)	(66.2)	(10.3)
Total movements	(23.3)	(66.2)	(10.3)
Number of shares outstanding at end of period	2,527.3	2,550.6	2,616.8
Total treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period	(239.4)	(299.3)	(253.0)
Shares cancelled for capital reduction	23.3	66.2	10.3
Treasury shares acquired to be cancelled	(60.3)	(23.3)	(66.2)
Other share purchases	(1.7)	(1.2)	(3.8)
Exercise of options and employee transactions shares	5.5	7.8	4.6
Equity based compensation shares	9.4	7.4	8.8
Shares delivered to divested business employees	0.9
Other share sales		3.0
Total movements	(22.9)	59.9	(46.3)
Number of shares outstanding at end of period	(262.3)	(239.4)	(299.3)